CONSOLIDATING FINANCIAL STATEMENTS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENT OF INCOME
Net sales	$ 6,504.6	$ 4,418.2	$ 3,858.4
Cost of goods sold	(5,544.3)	(3,815.3)	(3,561.4)
Gross profit	960.3	602.9	297.0
Selling, general and administrative expenses	(879.1)	(676.7)	(698.7)
Income (loss) from operations	81.2	(73.8)	(401.7)
Interest income	14.3	9.8	4.9
Interest expense	(134.9)	(145.4)	(119.4)
Income (loss) from subsidiaries	0	0	0
Loss on early extinguishment of debt	(7.7)	(1.4)	(3.3)
Other income (expense) - net	131.6	(27.5)	(4.3)
Income (loss) from continuing operations before income taxes	84.5	(238.3)	(523.8)
(Provision for) benefit from income taxes	(50.4)	26.8	117.4
Income (loss) from continuing operations	34.1	(211.5)	(406.4)
Income (Loss) from discontinued operations - net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations - net of tax	0.8	589.3	(12.6)
Net income (loss)	40.7	362.5	(397.3)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	4.5	(4.0)	(1.1)
Net income (loss) attributable to Terex Corporation	45.2	358.5	(398.4)
Comprehensive Income (Loss)	(186.1)	427.0	(277.8)
Comprehensive loss (income) attributable to noncontrolling interest	5.4	(4.1)	(2.3)
Comprehensive income (loss) attributable to Terex Corporation	(180.7)	422.9	(280.1)
Terex Corporation
CONSOLIDATED STATEMENT OF INCOME
Net sales	336.9	218.9	135.8
Cost of goods sold	(301.2)	(200.8)	(143.1)
Gross profit	35.7	18.1	(7.3)
Selling, general and administrative expenses	(23.5)	(79.4)	(63.7)
Income (loss) from operations	12.2	(61.3)	(71.0)
Interest income	161.5	56.2	159.0
Interest expense	(302.9)	(323.0)	(294.8)
Income (loss) from subsidiaries	75.8	440.9	(231.6)
Loss on early extinguishment of debt	(7.7)	(1.4)	(3.3)
Other income (expense) - net	92.7	(1.6)	(6.5)
Income (loss) from continuing operations before income taxes	31.6	109.8	(448.2)
(Provision for) benefit from income taxes	15.9	119.2	78.0
Income (loss) from continuing operations	47.5	229.0	(370.2)
Income (Loss) from discontinued operations - net of tax	0	(3.5)	(17.4)
Gain (loss) on disposition of discontinued operations - net of tax	(2.3)	133.0	(10.8)
Net income (loss)	45.2	358.5	(398.4)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	0	0	0
Net income (loss) attributable to Terex Corporation	45.2	358.5	(398.4)
Comprehensive Income (Loss)	(180.7)	422.9	(280.1)
Comprehensive loss (income) attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Terex Corporation	(180.7)	422.9	(280.1)
Wholly-owned Guarantors
CONSOLIDATED STATEMENT OF INCOME
Net sales	2,340.8	1,619.2	1,200.0
Cost of goods sold	(2,044.0)	(1,439.4)	(1,200.7)
Gross profit	296.8	179.8	(0.7)
Selling, general and administrative expenses	(226.2)	(187.6)	(213.8)
Income (loss) from operations	70.6	(7.8)	(214.5)
Interest income	201.0	193.1	178.1
Interest expense	(74.3)	(77.3)	(76.5)
Income (loss) from subsidiaries	(7.3)	(3.9)	(20.3)
Loss on early extinguishment of debt	0	0	0
Other income (expense) - net	(13.8)	17.6	6.0
Income (loss) from continuing operations before income taxes	176.2	121.7	(127.2)
(Provision for) benefit from income taxes	(66.1)	(45.2)	38.5
Income (loss) from continuing operations	110.1	76.5	(88.7)
Income (Loss) from discontinued operations - net of tax	0	(2.3)	(2.6)
Gain (loss) on disposition of discontinued operations - net of tax	0	76.9	(1.8)
Net income (loss)	110.1	151.1	(93.1)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	0	0	(0.5)
Net income (loss) attributable to Terex Corporation	110.1	151.1	(93.6)
Comprehensive Income (Loss)	139.5	152.0	(84.9)
Comprehensive loss (income) attributable to noncontrolling interest	0	0	(0.5)
Comprehensive income (loss) attributable to Terex Corporation	139.5	152.0	(85.4)
Non-guarantor Subsidiaries
CONSOLIDATED STATEMENT OF INCOME
Net sales	4,654.9	3,141.4	2,806.0
Cost of goods sold	(4,027.1)	(2,736.4)	(2,501.0)
Gross profit	627.8	405.0	305.0
Selling, general and administrative expenses	(629.4)	(409.7)	(421.2)
Income (loss) from operations	(1.6)	(4.7)	(116.2)
Interest income	15.7	28.0	37.1
Interest expense	(121.6)	(12.6)	(117.4)
Income (loss) from subsidiaries	0	0	0
Loss on early extinguishment of debt	0	0	0
Other income (expense) - net	52.7	(43.5)	(3.8)
Income (loss) from continuing operations before income taxes	(54.8)	(32.8)	(200.3)
(Provision for) benefit from income taxes	(0.2)	(47.2)	0.9
Income (loss) from continuing operations	(55.0)	(80.0)	(199.4)
Income (Loss) from discontinued operations - net of tax	5.8	(9.5)	41.7
Gain (loss) on disposition of discontinued operations - net of tax	3.1	379.4	0
Net income (loss)	(46.1)	289.9	(157.7)
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	4.5	(4.0)	(0.6)
Net income (loss) attributable to Terex Corporation	(41.6)	285.9	(158.3)
Comprehensive Income (Loss)	(106.1)	295.3	(103.2)
Comprehensive loss (income) attributable to noncontrolling interest	5.4	(4.1)	(1.8)
Comprehensive income (loss) attributable to Terex Corporation	(100.7)	291.2	(105.0)
Intercompany Eliminations
CONSOLIDATED STATEMENT OF INCOME
Net sales	(828.0)	(561.3)	(283.4)
Cost of goods sold	828.0	561.3	283.4
Gross profit	0	0	0
Selling, general and administrative expenses	0	0	0
Income (loss) from operations	0	0	0
Interest income	(363.9)	(267.5)	(369.3)
Interest expense	363.9	267.5	369.3
Income (loss) from subsidiaries	(68.5)	(437.0)	251.9
Loss on early extinguishment of debt	0	0	0
Other income (expense) - net	0	0	0
Income (loss) from continuing operations before income taxes	(68.5)	(437.0)	251.9
(Provision for) benefit from income taxes	0	0	0
Income (loss) from continuing operations	(68.5)	(437.0)	251.9
Income (Loss) from discontinued operations - net of tax	0	0	0
Gain (loss) on disposition of discontinued operations - net of tax	0	0	0
Net income (loss)	(68.5)	(437.0)	251.9
Net loss (income) from Continuing Operations Attributable to Noncontrolling Interest	0	0	0
Net income (loss) attributable to Terex Corporation	(68.5)	(437.0)	251.9
Comprehensive Income (Loss)	(38.8)	(443.2)	190.4
Comprehensive loss (income) attributable to noncontrolling interest	0	0	0
Comprehensive income (loss) attributable to Terex Corporation	$ (38.8)	$ (443.2)	$ 190.4